Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets net	$ 537		$ 560
Tax credit carryforward, amount			$ 34,400	$ 28,100
Tax credit carryforward expiration period			2026 years
Effective tax rate			28.60%	27.20%
Foreign tax authority [Member]
Tax credit carryforward, amount			$ 8,800	$ 6,300
Tax credit carryforward expiration period			2022 years
Effective tax rate	20.00%
Domestic tax authority [Member]
Effective tax rate	22.00%	25.63%
Maximum [Member]
Percentage of valuation allowance against deferred tax asset			50.00%	50.00%